united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH  45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2022

Item 1. Reports to Stockholders.

Institutional Short Duration
Government Bond Fund

TWSGX

Semi-Annual Report
June 30, 2022

Advised by:
TransWestern Capital Advisors, LLC
37 Bellevue Avenue
Newport, RI 02840
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (800) 997-0718

www.TransWesternFunds.com

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

The Fund’s performance figures* for the periods ended June 30, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Ten Year	Since Inception **
TransWestern Institutional Short Duration Government Bond Fund	(4.13)%	(4.56)%	0.49%	0.77%	1.01%
Bloomberg Barclays Capital Mortgage Backed Securities Index ***	(8.78)%	(9.03)%	0.36%	1.18%	1.71%
Bloomberg Barclays Capital Short Treasury Index ****	(0.15)%	(0.15)%	1.13%	0.69%	0.63%
Blended Benchmark Index *****	(4.53)%	(4.66)%	0.76%	0.94%	1.17%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund may assess a redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. Per the fee table in the Fund’s May 1, 2022 prospectus, the total annual operating expenses are 0.70% before fee waivers. For performance information current to the most recent month-end, please call 1-855-881-2380.

**	Inception date is January 3, 2011.

***	The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

****	The Bloomberg Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

*****	The Blended Benchmark Index represents a blend of 50% Barclays Capital Short Treasury Index and 50% Barclays Capital Mortgage Backed Securities Index. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

Portfolio Composition as of June 30, 2022 (Unaudited)

Holdings By Investment Type	% of Net Assets
U.S. Government Agencies	85.9%
U.S. Treasury Notes	10.4%
Short-Term Investments and Other Assets less Liabilities	3.7%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.9%
	FEDERAL HOME LOAN MORTGAGE CORP. — 37.3%(a)
71,780	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$75,292
544,221	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	536,303
420,221	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	414,101
111,777	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	112,437
63,470	Freddie Mac Multifamily Structured Pass Through Series KF14 A (b),(c)	US0001M + 0.650%	1.7700	01/25/23	63,476
956,848	Freddie Mac Multifamily Structured Pass Through Series K029 A2 A2 (c),(d)		3.3200	02/25/23	956,434
62,745	Freddie Mac Multifamily Structured Pass Through Series K725 A1 (c)		2.6660	05/25/23	62,665
534,035	Freddie Mac Multifamily Structured Pass Through Series Q015A (b),(c)	SOFR30A + 0.200%	1.1480	08/25/24	534,898
87,825	Freddie Mac Multifamily Structured Pass Through Series KJ28 A1 Class A-1 (c)		1.7660	02/25/25	86,527
1,848,427	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2 (c)		3.7990	12/25/25	1,860,590
982,850	Freddie Mac Multifamily Structured Pass Through Series KF60 A (b),(c)	US0001M + 0.490%	1.6100	02/25/26	980,459
1,890,000	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2 (c)		3.7000	09/25/26	1,903,170
1,551,131	Freddie Mac Multifamily Structured Pass Through Series KF72 A (b),(c)	US0001M + 0.500%	1.6200	11/25/26	1,546,246
2,207,382	Freddie Mac Multifamily Structured Pass Through Series KF77 AS (b),(c)	SOFR30A + 0.900%	1.6190	02/25/27	2,214,927
1,680,324	Freddie Mac Multifamily Structured Pass Through Series KF77 AL (b),(c)	US0001M + 0.700%	1.8200	02/25/27	1,685,910
440,070	Freddie Mac Multifamily Structured Pass Through Series KF81 AS (b),(c)	SOFR30A + 0.400%	1.1190	06/25/27	438,431
587,540	Freddie Mac Multifamily Structured Pass Through Series KF81 AL (b),(c)	US0001M + 0.360%	1.4800	06/25/27	586,677
280,203	Freddie Mac Multifamily Structured Pass Through Series KF93 AS (b),(c)	SOFR30A + 0.310%	1.0290	10/25/27	279,354
232,749	Freddie Mac Multifamily Structured Pass Through Series KF93 AL (b),(c)	US0001M + 0.280%	1.4000	10/25/27	231,225
4,485,000	Freddie Mac Multifamily Structured Pass Through Series KS12 A (b),(c)	US0001M + 0.650%	1.7700	08/25/29	4,482,055
5,223,591	Freddie Mac Multifamily Structured Pass Through Series KF78 AS (b),(c)	SOFR30A + 1.000%	1.7190	03/25/30	5,256,926
5,223,591	Freddie Mac Multifamily Structured Pass Through Series KF78 AL (b),(c)	US0001M + 0.800%	1.9200	03/25/30	5,254,583
2,360,000	Freddie Mac Multifamily Structured Pass Through Series KS14 AS (b),(c)	SOFR30A + 0.370%	1.0890	04/25/30	2,341,941
2,145,000	Freddie Mac Multifamily Structured Pass Through Series KS14 AL (b),(c)	US0001M + 0.340%	1.4600	04/25/30	2,132,593
876,061	Freddie Mac Multifamily Structured Pass Through Series KF82 AS (b),(c)	SOFR30A + 0.420%	1.1390	06/25/30	872,253
1,349,279	Freddie Mac Multifamily Structured Pass Through Series KF80 AS (b),(c)	SOFR30A + 0.510%	1.2290	06/25/30	1,342,243
1,314,091	Freddie Mac Multifamily Structured Pass Through Series KF82 AL (b),(c)	US0001M + 0.370%	1.4900	06/25/30	1,304,240
2,335,000	Freddie Mac Multifamily Structured Pass Through Series KJ37 A2 (c)		2.3330	11/25/30	2,167,885
3,025,000	Freddie Mac Multifamily Structured Pass Through Series KI39 A2 (c)		2.5900	01/25/32	2,781,914
577,164	Freddie Mac Multifamily Structured Pass Through Series Q008 A (b),(c)	US0001M + 0.390%	1.5100	10/25/45	574,532
1,327,905	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1 (c),(d)		1.2420	05/25/51	1,241,861
3,665	Freddie Mac Non Gold Pool Series 845830(b)	US0006M + 1.663%	2.5680	07/01/24	3,636

45,068	Freddie Mac Non Gold Pool Series 847103(b)	H15T1Y + 2.303%	2.4500	01/01/33	44,561

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.9% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 37.3%(a) (Continued)
588,765	Freddie Mac Non Gold Pool Series 780722(b)	H15T1Y + 2.220%	2.2200	08/01/33	$609,137
70,044	Freddie Mac Non Gold Pool Series 972132(b)	H15T1Y + 2.225%	2.3500	11/01/33	72,226
122,597	Freddie Mac Non Gold Pool Series 1B2025(b)	US0012M + 1.862%	2.4840	06/01/34	125,572
85,667	Freddie Mac Non Gold Pool Series 1B2721(b)	US0012M + 1.727%	1.9930	01/01/35	87,126
108,905	Freddie Mac Non Gold Pool Series 783000(b)	H15T1Y + 2.280%	2.4050	01/01/35	108,052
87,920	Freddie Mac Non Gold Pool Series 783028(b)	H15T1Y + 2.250%	2.4970	02/01/35	90,478
77,466	Freddie Mac Non Gold Pool Series 1Q0160(b)	US0012M + 1.764%	2.0130	09/01/35	79,319
117,471	Freddie Mac Non Gold Pool Series 848685(b)	H15T1Y + 2.285%	2.4310	02/01/36	121,326
130,543	Freddie Mac Non Gold Pool Series 848575(b)	H15T1Y + 2.260%	2.4750	02/01/36	134,173
86,702	Freddie Mac Non Gold Pool Series 1Q0092(b)	H15T1Y + 2.245%	2.5310	03/01/36	89,342
39,069	Freddie Mac Non Gold Pool Series 1H2695(b)	H15T1Y + 2.165%	2.8900	04/01/36	38,936
196,186	Freddie Mac Non Gold Pool Series 1L1358(b)	H15T1Y + 2.500%	2.9510	05/01/36	203,966
149,808	Freddie Mac Non Gold Pool Series 1J1382(b)	US0012M + 1.640%	1.8900	11/01/36	149,148
424,920	Freddie Mac Non Gold Pool Series 848690(b)	H15T1Y + 2.251%	2.4420	03/01/37	439,838
87,642	Freddie Mac Non Gold Pool Series 1Q1104(b)	US0012M + 1.730%	2.1130	04/01/37	89,569
17,380	Freddie Mac Non Gold Pool Series 1Q1097(b)	US0012M + 1.903%	2.4530	04/01/37	17,393
31,536	Freddie Mac Non Gold Pool Series 1Q1131(b)	US0006M + 1.776%	2.6700	06/01/37	31,200
25,307	Freddie Mac Non Gold Pool Series 848565(b)	US0012M + 1.740%	2.0440	12/01/37	25,172
174,425	Freddie Mac Non Gold Pool Series 1Q1380(b)	US0012M + 1.986%	2.6300	03/01/38	176,145
1,075,722	Freddie Mac Non Gold Pool Series 848949(b)	H15T1Y + 2.247%	2.2980	09/01/38	1,115,067
57,823	Freddie Mac Non Gold Pool Series 848568(b)	H15T1Y + 2.213%	2.3620	09/01/38	57,437
24,070	Freddie Mac Non Gold Pool Series 1Q1446(b)	H15T1Y + 2.470%	2.5950	09/01/38	23,805
60,311	Freddie Mac Non Gold Pool Series 1Q1302(b)	US0012M + 1.697%	2.0400	11/01/38	59,823
24,858	Freddie Mac Non Gold Pool Series 1Q0647(b)	US0012M + 1.784%	2.8800	11/01/38	24,835
271,046	Freddie Mac Non Gold Pool Series 849046(b)	US0012M + 1.896%	3.2610	09/01/41	280,180
83,622	Freddie Mac Non Gold Pool Series 2B7388(b)	US0012M + 1.840%	2.2540	01/01/46	84,711
506,671	Freddie Mac Pool Series SB8031		2.5000	02/01/35	485,928
25,601	Freddie Mac REMICS Series 1628 LZ (c)		6.5000	12/15/23	25,267
133,473	Freddie Mac REMICS Series 2903 Z (c)		5.0000	12/15/24	133,665
22,957	Freddie Mac REMICS Series 3104 DH (c)		5.0000	01/15/26	22,590
50,456	Freddie Mac REMICS Series 2102 PE (c)		6.5000	12/15/28	52,404
33,448	Freddie Mac REMICS Series 2131 ZB (c)		6.0000	03/15/29	33,617
15,146	Freddie Mac REMICS Series 2412 OF (b),(c)	US0001M + 0.950%	2.2740	12/15/31	14,944
7,925	Freddie Mac REMICS Series 2450 FW (b),(c)	US0001M + 0.500%	1.8240	03/15/32	7,690

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.9% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 37.3%(a) (Continued)
28,351	Freddie Mac REMICS Series 2448 FV (b),(c)	US0001M + 1.000%	2.3240	03/15/32	$28,024
82,352	Freddie Mac REMICS Series 2526 FC (b),(c)	US0001M + 0.400%	1.7240	11/15/32	79,727
40,718	Freddie Mac REMICS Series 2581 FD (b),(c)	US0001M + 0.750%	2.0740	12/15/32	39,923
13,071	Freddie Mac REMICS Series 2557 WF (b),(c)	US0001M + 0.400%	1.7240	01/15/33	12,638
28,849	Freddie Mac REMICS Series 2768 PW (c)		4.2500	03/15/34	27,823
190,624	Freddie Mac REMICS Series 2978 JG (c)		5.5000	05/15/35	198,683
273,759	Freddie Mac REMICS Series 3036 NE (c)		5.0000	09/15/35	284,825
197,105	Freddie Mac REMICS Series 3620 AT (c),(d)		3.8700	12/15/36	198,599
133,797	Freddie Mac REMICS Series 3412 AY (c)		5.5000	02/15/38	134,547
59,716	Freddie Mac REMICS Series 3862 GA (c)		4.0000	04/15/41	58,492
143,741	Freddie Mac REMICS Series 3561 W (c),(d)		2.5540	06/15/48	130,775
					50,674,482
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 26.1%(a)
17,262	Fannie Mae Pool Series 762519		5.5000	11/01/23	17,398
3,044	Fannie Mae Pool Series 303212(b)	US0006M + 2.095%	2.3450	02/01/25	3,025
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	2,056,296
29,152	Fannie Mae Pool Series 684842(b)	H15T1Y + 2.435%	3.2610	01/01/30	28,751
81,898	Fannie Mae Pool Series 619105(b)	H15T1Y + 2.125%	3.1250	05/01/32	81,837
20,561	Fannie Mae Pool Series 642012(b)	H15T1Y + 2.265%	3.2650	05/01/32	20,513
61,231	Fannie Mae Pool Series 699985(b)	H15T1Y + 2.211%	3.2110	04/01/33	61,188
143,695	Fannie Mae Pool Series 555375		6.0000	04/01/33	156,973
63,185	Fannie Mae Pool Series 721424(b)	H15T1Y + 2.287%	2.5180	06/01/33	63,119
22,967	Fannie Mae Pool Series 725052(b)	H15T1Y + 2.163%	3.2880	07/01/33	22,618
16,939	Fannie Mae Pool Series 732087(b)	H15T1Y + 2.440%	2.4400	08/01/33	16,932
59,916	Fannie Mae Pool Series 751930(b)	US0012M + 1.750%	2.0000	10/01/33	59,373
54,350	Fannie Mae Pool Series AL1271(b)	H15T1Y + 2.287%	2.3510	10/01/33	54,106
384,971	Fannie Mae Pool Series AD0541(b)	H15T1Y + 2.188%	2.2190	11/01/33	399,086
40,282	Fannie Mae Pool Series 766907(b)	US0012M + 1.800%	2.5440	03/01/34	41,254
18,978	Fannie Mae Pool Series 783245(b)	12MTA + 1.200%	1.5240	04/01/34	19,276
29,168	Fannie Mae Pool Series 725392(b)	H15T1Y + 2.199%	2.5540	04/01/34	28,903
97,115	Fannie Mae Pool Series AL0332(b)	H15T1Y + 2.149%	2.2550	09/01/34	100,767
515,268	Fannie Mae Pool Series AL1270(b)	H15T1Y + 2.207%	2.4860	10/01/34	532,932
66,459	Fannie Mae Pool Series 813844(b)	US0006M + 1.536%	1.9060	01/01/35	68,213
151,140	Fannie Mae Pool Series 805753(b)	H15T1Y + 2.313%	2.4380	01/01/35	154,623

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.9% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 26.1%(a) (Continued)
18,499	Fannie Mae Pool Series 995552(b)	H15T1Y + 2.158%	2.5300	05/01/35	$18,382
35,975	Fannie Mae Pool Series 894530(b)	H15T1Y + 2.482%	2.6070	05/01/35	37,398
7,785	Fannie Mae Pool Series 823235(b)	US0012M + 2.473%	4.2230	06/01/35	7,780
144,215	Fannie Mae Pool Series 889822(b)	US0012M + 1.567%	2.0490	07/01/35	147,441
31,974	Fannie Mae Pool Series 995269(b)	US0006M + 1.544%	2.2100	07/01/35	32,787
80,940	Fannie Mae Pool Series AL0361(b)	H15T1Y + 2.223%	2.2230	07/01/35	81,115
59,876	Fannie Mae Pool Series 735667		5.0000	07/01/35	63,038
54,736	Fannie Mae Pool Series 832249(b)	US0012M + 1.555%	1.8040	08/01/35	54,455
119,626	Fannie Mae Pool Series 838948(b)	US0006M + 1.510%	1.8980	08/01/35	123,126
65,096	Fannie Mae Pool Series 838444(b)	H15T1Y + 2.223%	2.2230	08/01/35	64,828
116,577	Fannie Mae Pool Series 829608(b)	H15T1Y + 2.223%	2.2230	08/01/35	121,433
10,495	Fannie Mae Pool Series 844532(b)	12MTA + 1.806%	2.1370	11/01/35	10,915
11,122	Fannie Mae Pool Series 846695(b)	US0006M + 2.670%	3.7950	11/01/35	11,073
199,949	Fannie Mae Pool Series 813637(b)	H15T1Y + 2.185%	2.3100	01/01/36	203,286
34,430	Fannie Mae Pool Series 863729(b)	H15T1Y + 2.268%	2.3930	01/01/36	34,149
120,420	Fannie Mae Pool Series 846749(b)	US0006M + 2.428%	2.6780	01/01/36	120,005
131,477	Fannie Mae Pool Series 880373(b)	US0012M + 1.523%	1.8010	02/01/36	133,954
21,198	Fannie Mae Pool Series 880366(b)	US0006M + 1.430%	1.9850	02/01/36	21,753
13,586	Fannie Mae Pool Series 995134(b)	H15T1Y + 2.145%	2.5600	06/01/36	13,818
26,434	Fannie Mae Pool Series 886376(b)	12MTA + 2.299%	2.5780	08/01/36	28,008
150,839	Fannie Mae Pool Series 920847(b)	H15T1Y + 2.500%	3.0050	08/01/36	158,158
6,964	Fannie Mae Pool Series 879683(b)	H15T1Y + 2.145%	2.1450	09/01/36	7,022
13,560	Fannie Mae Pool Series 995949(b)	12MTA + 2.336%	2.6580	09/01/36	13,591
151,880	Fannie Mae Pool Series 900197(b)	US0012M + 2.075%	2.3250	10/01/36	158,509
49,564	Fannie Mae Pool Series 995008(b)	12MTA + 2.172%	2.4970	10/01/36	52,255
58,404	Fannie Mae Pool Series AE0870(b)	US0012M + 1.674%	2.2730	11/01/36	60,320
17,492	Fannie Mae Pool Series 906281(b)	US0012M + 1.754%	2.0890	01/01/37	17,431
674,522	Fannie Mae Pool Series AL1890(b)	US0012M + 1.888%	2.4720	03/01/37	688,540
378,213	Fannie Mae Pool Series 910289(b)	US0012M + 1.771%	2.4950	03/01/37	388,894
222,195	Fannie Mae Pool Series 889819(b)	US0012M + 1.546%	2.2020	04/01/37	227,380
52,780	Fannie Mae Pool Series 888310(b)	US0012M + 1.565%	2.7070	04/01/37	52,555
29,947	Fannie Mae Pool Series 748848(b)	H15T1Y + 2.270%	2.2700	06/01/37	31,618
40,338	Fannie Mae Pool Series 888628(b)	US0012M + 1.725%	2.2180	07/01/37	40,189
87,837	Fannie Mae Pool Series AD0959(b)	US0006M + 2.032%	2.8100	07/01/37	89,956

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.9% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 26.1%(a) (Continued)
84,185	Fannie Mae Pool Series AB5688		3.5000	07/01/37	$82,575
48,200	Fannie Mae Pool Series AL0920		5.0000	07/01/37	50,740
1,597	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,662
148,719	Fannie Mae Pool Series AL1288(b)	US0012M + 1.564%	1.8520	09/01/37	151,500
103,942	Fannie Mae Pool Series AE0354(b)	US0012M + 1.713%	2.2890	09/01/37	107,143
22,641	Fannie Mae Pool Series AL0883(b)	US0012M + 1.084%	1.3430	01/01/38	22,512
128,192	Fannie Mae Pool Series 964244(b)	US0012M + 1.669%	1.9190	07/01/38	128,805
105,400	Fannie Mae Pool Series 964760(b)	US0012M + 1.639%	1.8890	08/01/38	105,280
6,604	Fannie Mae Pool Series 725320(b)	H15T1Y + 2.255%	2.8670	08/01/39	6,641
27,607	Fannie Mae Pool Series AC8301(b)	US0012M + 1.810%	2.0600	12/01/39	27,450
44,792	Fannie Mae Pool Series AC2472		5.0000	06/01/40	46,163
2,454,638	Fannie Mae Pool Series BM1078(b)	H15T1Y + 2.170%	2.4850	12/01/40	2,535,430
11,553	Fannie Mae Pool Series AL2559(b)	US0012M + 1.805%	2.5860	07/01/41	11,503
339,495	Fannie Mae Pool Series AJ0875(b)	US0012M + 1.800%	2.0500	10/01/41	348,153
47,652	Fannie Mae Pool Series AI4385(b)	US0012M + 1.800%	2.0500	12/01/41	47,360
434,004	Fannie Mae Pool Series AO4163		3.5000	06/01/42	425,679
275,294	Fannie Mae Pool Series AB5519		3.5000	07/01/42	269,940
2,677,062	Fannie Mae Pool Series AO8169		3.5000	09/01/42	2,618,463
339,616	Fannie Mae Pool Series AB7016		4.0000	11/01/42	342,175
673,958	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	661,016
431,886	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	410,844
483,165	Fannie Mae Pool Series MA1404		3.5000	04/01/43	474,461
153,713	Fannie Mae Pool Series AB9096		4.0000	04/01/43	154,484
27,699	Fannie Mae Pool Series 803338(b)	12MTA + 1.200%	1.5240	09/01/44	28,233
267,530	Fannie Mae Pool Series MA3536		4.0000	12/01/48	267,753
4,400,000	Fannie Mae Pool (e)		2.5000	02/25/50	3,961,887
3,292,872	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,878,437
1,576	Fannie Mae REMICS Series 2003-41 JW (c)		5.0000	05/25/23	1,527
36,913	Fannie Mae REMICS Series 2005-100 BQ (c)		5.5000	11/25/25	36,973
3	Fannie Mae REMICS Series 1999-57 FC (b),(c)	US0001M + 0.250%	1.7730	11/17/29	3
167,155	Fannie Mae REMICS Series 2000-45 FD (b),(c)	US0001M + 0.550%	2.1450	12/18/30	166,880
114,653	Fannie Mae REMICS Series 2000-45 FG (b),(c)	US0001M + 0.550%	2.1450	12/18/30	114,464
54,153	Fannie Mae REMICS Series 2002-30 FB (b),(c)	US0001M + 1.000%	2.6240	08/25/31	53,281
35,749	Fannie Mae REMICS Series 2002-16 VF (b),(c)	US0001M + 0.550%	2.1740	04/25/32	34,766

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.9% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 26.1%(a) (Continued)
10,906	Fannie Mae REMICS Series 2002-71 AP (c)		5.0000	11/25/32	$10,846
122,498	Fannie Mae REMICS Series 2011-39 ZA (c)		6.0000	11/25/32	130,501
78,570	Fannie Mae REMICS Series 2003-134 FC (b),(c)	US0001M + 0.600%	2.2240	12/25/32	78,575
2,666	Fannie Mae REMICS Series 2003-35 FG (b),(c)	US0001M + 0.300%	1.9240	05/25/33	2,573
31,572	Fannie Mae REMICS Series 2005-29 WQ (c)		5.5000	04/25/35	32,588
98,077	Fannie Mae REMICS Series 2009-50 PT (c),(d)		5.8310	05/25/37	103,271
85,791	Fannie Mae REMICS Series 2008-86 LA (c),(d)		3.4070	08/25/38	83,986
377,437	Fannie Mae REMICS Series 2010-60 HB (c)		5.0000	06/25/40	394,615
2,783,140	Fannie Mae REMICS Series 2010-141 FB (b),(c)	US0001M + 0.470%	2.0940	12/25/40	2,783,668
1,446,236	Fannie Mae REMICS Series 2012-121 AF (b),(c)	US0001M + 0.380%	2.0040	11/25/42	1,437,252
81,312	Fannie Mae REMICS Series 2013-63 YF (b),(c)	US0001M + 1.000%	2.6240	06/25/43	77,286
2,035,716	Fannie Mae REMICS Series 2020-35 FA (b),(c)	US0001M + 0.500%	1.3000	06/25/50	2,033,955
30,547	Fannie Mae-Aces Series 2015-M17 FA (b),(c)	US0001M + 0.930%	1.8580	11/25/22	30,515
1,610,575	Fannie Mae-Aces Series 2017-M3 A2 (c),(d)		2.5560	12/25/26	1,554,234
2,944,510	Fannie Mae-Aces Series 2017-M14 A2 (c),(d)		2.9620	11/25/27	2,866,710
					35,497,103
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 22.5%
168,816	Ginnie Mae II Pool Series 891616(b)	H15T1Y + 1.400%	2.9500	06/20/58	169,681
1,091	Ginnie Mae II Pool Series 751387(d)		4.7420	01/20/61	1,101
13,913	Ginnie Mae II Pool Series 710065(d)		4.8100	02/20/61	13,940
33,348	Ginnie Mae II Pool Series 751408(d)		4.8170	06/20/61	33,493
10,759	Ginnie Mae II Pool Series 710084(d)		4.7000	08/20/61	10,756
46,622	Ginnie Mae II Pool Series 894704(b)	H15T1Y + 0.862%	2.4100	10/20/61	46,654
172,703	Ginnie Mae II Pool Series 896982(b)	H15T1Y + 1.140%	2.6900	12/20/61	173,219
26,846	Ginnie Mae II Pool Series 773431(d)		4.5310	12/20/61	26,910
1,374	Ginnie Mae II Pool Series 773437(d)		4.4850	02/20/62	1,316
932	Ginnie Mae II Pool Series 757339(d)		4.8620	02/20/62	931
4,752	Ginnie Mae II Pool Series 759745(d)		4.8150	05/20/62	4,816
514,572	Ginnie Mae II Pool Series 897906(b)	H15T1Y + 0.829%	2.3780	06/20/62	514,828
1,569	Ginnie Mae II Pool Series 757348(d)		4.8490	06/20/62	1,574
1,024,980	Ginnie Mae II Pool Series 896363(b)	H15T1Y + 0.730%	2.2710	07/20/62	1,023,293
2,444	Ginnie Mae II Pool Series 766556(d)		4.7550	08/20/62	2,466
212,281	Ginnie Mae II Pool Series 899072(b)	US0001M + 1.979%	2.4240	10/20/62	216,133
13,246	Ginnie Mae II Pool Series 777432(d)		4.5990	10/20/62	13,009

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.9% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 22.5% (Continued)
4,217	Ginnie Mae II Pool Series 765229(d)		4.5530	11/20/62	$4,067
2,877	Ginnie Mae II Pool Series 766542(d)		4.5900	11/20/62	2,664
49,102	Ginnie Mae II Pool Series 777440(d)		4.5060	12/20/62	48,534
1,010,671	Ginnie Mae II Pool Series 899633(b)	US0001M + 2.034%	2.4730	01/20/63	1,025,891
339,633	Ginnie Mae II Pool Series 898433(b)	US0001M + 2.163%	2.6080	01/20/63	345,629
67,883	Ginnie Mae II Pool Series 898416(b)	US0001M + 1.867%	2.3340	02/20/63	68,854
643,572	Ginnie Mae II Pool Series 899650(b)	US0001M + 1.890%	2.3350	02/20/63	653,162
864,500	Ginnie Mae II Pool Series 899765(b)	US0001M + 1.948%	2.3910	02/20/63	879,461
328,247	Ginnie Mae II Pool Series 898436(b)	US0001M + 2.229%	2.6720	02/20/63	333,136
306,899	Ginnie Mae II Pool Series 899651(b)	US0001M + 2.335%	2.7820	02/20/63	313,565
33,101	Ginnie Mae II Pool Series AF5211(b)	H15T1Y + 1.390%	2.9400	11/20/63	33,105
39,841	Ginnie Mae II Pool Series AE9606(b)	H15T1Y + 1.140%	2.6900	08/20/64	40,013
51,332	Ginnie Mae II Pool Series AK0197(b)	H15T1Y + 0.716%	2.2650	09/20/64	51,302
24,356	Ginnie Mae II Pool Series AG8190(b)	H15T1Y + 1.136%	2.6860	09/20/64	24,423
44,163	Ginnie Mae II Pool Series AG8209(b)	H15T1Y + 0.901%	2.4470	10/20/64	44,249
35,236	Ginnie Mae II Pool Series AG8275(b)	H15T1Y + 1.136%	2.6860	03/20/65	35,361
500,562	Government National Mortgage Association Series 2011-129 FB (b),(c)	US0001M + 0.250%	1.7590	06/16/26	497,945
10,705	Government National Mortgage Association Series 2012-124 HT (c),(d)		6.5000	07/20/32	10,485
52,139	Government National Mortgage Association Series 2003-72 Z (c),(d)		5.3020	11/16/45	53,000
51,763	Government National Mortgage Association Series 2010-H03 FA (b),(c)	US0001M + 0.550%	1.5730	03/20/60	51,472
155,255	Government National Mortgage Association Series 2011-H01 AF (b),(c)	US0001M + 0.450%	1.2530	11/20/60	154,071
239,638	Government National Mortgage Association Series 2010-H28 FE (b),(c)	US0001M + 0.400%	1.2030	12/20/60	237,458
193,034	Government National Mortgage Association Series 2011-H03 FA (b),(c)	US0001M + 0.500%	1.3030	01/20/61	191,654
328,041	Government National Mortgage Association Series 2011-H06 FA (b),(c)	US0001M + 0.450%	1.2530	02/20/61	325,272
328,754	Government National Mortgage Association Series 2011-H07 FA (b),(c)	US0001M + 0.500%	1.3030	02/20/61	326,545
39,163	Government National Mortgage Association Series 2011-H08 FA (b),(c)	US0001M + 0.600%	1.4030	02/20/61	38,962
179,342	Government National Mortgage Association Series 2011-H08 FG (b),(c)	US0001M + 0.480%	1.2830	03/20/61	177,917
194,382	Government National Mortgage Association Series 2011-H09 AF (b),(c)	US0001M + 0.500%	1.3030	03/20/61	193,085
84,285	Government National Mortgage Association Series 2011-H11 FA (b),(c)	US0001M + 0.500%	1.3030	03/20/61	83,674
2,421	Government National Mortgage Association Series 2015-H05 FA (b),(c)	US0001M + 0.300%	1.1030	04/20/61	2,329
20,542	Government National Mortgage Association Series 2012-H21 CF (b),(c)	US0001M + 0.700%	1.5030	05/20/61	19,834
71,329	Government National Mortgage Association Series 2011-H15 FA (b),(c)	US0001M + 0.450%	1.2530	06/20/61	70,726
3,755	Government National Mortgage Association Series 2011-H23 HA (c)		3.0000	12/20/61	3,555
231,081	Government National Mortgage Association Series 2012-H11 FA (b),(c)	US0001M + 0.700%	1.5030	02/20/62	228,960

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.9% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 22.5% (Continued)
407,279	Government National Mortgage Association Series 2012-H20 PT (c),(d)		2.3830	07/20/62	$406,291
8,317	Government National Mortgage Association Series 2012-H29 HF (b),(c)	US0001M + 0.500%	1.3030	10/20/62	7,998
13,517	Government National Mortgage Association Series 2013-H02 GF (b),(c)	US0001M + 0.500%	1.3030	12/20/62	12,993
914,048	Government National Mortgage Association Series 2013-H22 FT (b),(c)	H15T1Y + 0.650%	2.6150	04/20/63	911,356
19,062	Government National Mortgage Association Series 2015-H13 FL (b),(c)	US0001M + 0.280%	1.0830	05/20/63	18,670
860,734	Government National Mortgage Association Series 2013-H25 SA (b),(c)	US0001M + 0.750%	1.5530	10/20/63	857,711
3,896,356	Government National Mortgage Association Series 2014-H12 HZ (c),(d)		4.6010	06/20/64	3,913,914
379,393	Government National Mortgage Association Series 2014-H16 FL (b),(c)	US0001M + 0.470%	0.9080	07/20/64	375,751
645,723	Government National Mortgage Association Series 2014-H14 FA (b),(c)	US0001M + 0.500%	0.9380	07/20/64	639,713
498,244	Government National Mortgage Association Series 2014-H14 GF (b),(c)	US0001M + 0.470%	1.2730	07/20/64	489,812
937,747	Government National Mortgage Association Series 2014-H15 FA (b),(c)	US0001M + 0.500%	1.3030	07/20/64	928,330
12,040	Government National Mortgage Association Series 2018-H02 FJ (b),(c)	US0001M + 0.200%	1.0030	10/20/64	11,905
181,280	Government National Mortgage Association Series 2015-H04 FL (b),(c)	US0001M + 0.470%	1.2730	02/20/65	179,550
1,048	Government National Mortgage Association Series 2015-H09 HA (c)		1.7500	03/20/65	971
2,131	Government National Mortgage Association Series 2015-H11 FA (b),(c)	US0001M + 0.250%	1.0530	04/20/65	2,044
60,409	Government National Mortgage Association Series 2015-H12 FL (b),(c)	US0001M + 0.230%	1.0330	05/20/65	59,729
18,549	Government National Mortgage Association Series 2015-H19 FH (b),(c)	US0001M + 0.300%	1.1030	07/20/65	18,291
976,924	Government National Mortgage Association Series 2015-H27 FA (b),(c)	US0001M + 0.750%	1.5530	09/20/65	968,123
536,508	Government National Mortgage Association Series 2016-H02 FH (b),(c)	US0001M + 1.000%	1.8030	01/20/66	532,932
201,479	Government National Mortgage Association Series 2018-H04 FG (b),(c)	US0001M + 0.280%	1.0830	02/20/68	198,930
969,846	Government National Mortgage Association Series 2018-H11 FJ (b),(c)	US0012M + 0.080%	0.3270	06/20/68	947,710
2,366,166	Government National Mortgage Association Series 2018-H16 FA (b),(c)	US0001M + 0.420%	1.2230	09/20/68	2,324,016
3,392,944	Government National Mortgage Association Series 2020-H04 FP (b),(c)	US0001M + 0.500%	1.3030	06/20/69	3,354,600
146,834	Government National Mortgage Association Series 2019-H13 FT (b),(c)	H15T1Y + 0.450%	2.4800	08/20/69	146,772
4,532,798	Government National Mortgage Association Series 2020-H02 FG (b),(c)	US0001M + 0.600%	1.4030	01/20/70	4,493,373
					30,625,965
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $118,838,458)				116,797,550

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 10.4%
6,700,000	United States Treasury Note	3.0000	06/30/24	$6,709,422
805,000	United States Treasury Note	2.6250	05/31/27	791,069
7,765,000	United States Treasury Note	1.1250	02/15/31	6,690,033
	TOTAL U.S. TREASURY NOTES (Cost $14,897,788)			14,190,524

	SHORT-TERM INVESTMENTS — 5.9%
	U.S. TREASURY BILLS — 5.9%
5,125,000	United States Treasury Bill	0.8800	07/12/22	5,123,526
2,955,000	United States Treasury Bill	1.3200	08/11/22	2,950,520
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,074,153)			8,074,046

	TOTAL INVESTMENTS - 102.2% (Cost $141,810,399)			$139,062,120
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%			(3,042,247)
	NET ASSETS - 100.0%			$136,019,873

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2022.

(c)	Collateralized mortgage obligation (CMO).

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	To be announced security.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

ASSETS
Investment securities:
At cost	$141,810,399
At value	$139,062,120
Cash	3,686,211
Receivable for securities sold	11,069,667
Interest receivable	206,689
Prepaid expenses and other assets	570
TOTAL ASSETS	154,025,257

LIABILITIES
Payable for investments purchased	17,676,187
Distributions payable	10,914
Investment advisory fees payable	133,736
Payable to related parties	102,962
Distribution (12b-1) fees payable	36,782
Trustee fees payable	4,313
Accrued expenses and other liabilities	40,490
TOTAL LIABILITIES	18,005,384
NET ASSETS	$136,019,873

Net Assets Consist Of:
Paid in capital	166,901,027
Accumulated deficit	(30,881,154)
NET ASSETS	$136,019,873

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	14,657,148
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.28

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

INVESTMENT INCOME
Interest	$1,601,449
TOTAL INVESTMENT INCOME	1,601,449

EXPENSES
Investment advisory fees	597,076
Distribution (12b-1) fees	132,684
Administrative services fees	106,136
Accounting services fees	27,672
Custodian fees	14,517
Compliance officer fees	18,148
Transfer agent fees	14,959
Legal fees	7,078
Audit fees	9,552
Trustees’ fees and expenses	9,243
Insurance expense	2,323
Printing and postage expenses	3,990
Registration fees	817
Other expenses	3,475
TOTAL EXPENSES	947,670
Less: Fees waived by the Advisor	(88,610)
NET EXPENSES	859,060

NET INVESTMENT INCOME	742,389

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investment transactions	(8,446,624)
Net change in unrealized depreciation on investments	(4,303,547)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(12,750,171)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(12,007,782)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
FROM OPERATIONS
Net investment income	$742,389	$395,540
Net realized loss from investment transactions	(8,446,624)	(400,561)
Net change in unrealized depreciation on investments	(4,303,547)	(2,410,164)
Net decrease in net assets resulting from operations	(12,007,782)	(2,415,185)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,037,894)	(1,076,100)
Net decrease in net assets from distributions to shareholders	(1,037,894)	(1,076,100)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,000,000	110,453,365
Net asset value of shares issued in reinvestment of distributions to shareholders	950,512	847,654
Payments for shares redeemed	(182,429,136)	(179,446,304)
Net decrease in net assets from shares of beneficial interest	(176,478,624)	(68,145,285)

TOTAL DECREASE IN NET ASSETS	(189,524,300)	(71,636,570)

NET ASSETS
Beginning of year/period	325,544,173	397,180,743
End of year/period	$136,019,873	$325,544,173

SHARE ACTIVITY
Shares sold	520,725	11,274,754
Shares reinvested	100,628	86,799
Shares redeemed	(19,466,320)	(18,319,214)
Net decrease in shares of beneficial interest outstanding	(18,844,967)	(6,957,661)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,		December 31,		December 31,	December 31,	December 31,
	(Unaudited)		2021		2020		2019	2018	2017
Net Asset Value, Beginning of Year/Period	$9.72		$9.82		$9.68		$9.57	$9.71	$9.78
Income (loss) from investment operations:
Net investment income (1)	0.03		0.01		0.03		0.13	0.13	0.11
Net realized and unrealized gain (loss) on investments	(0.43)		(0.08)		0.19		0.23	(0.03)	0.02
Total from investment operations	(0.40)		(0.07)		0.22		0.36	0.10	0.13
Less distributions from:
Net investment income	(0.04)		(0.03)		(0.08)		(0.25)	(0.24)	(0.20)
Total from distributions	(0.04)		(0.03)		(0.08)		(0.25)	(0.24)	(0.20)
Net Asset Value, End of Year/Period	$9.28		$9.72		$9.82		$9.68	$9.57	$9.71
Total return (2)	(4.13	)% (5)	(0.72)%		2.24%		3.78%	1.04%	1.31%
Net assets, end of year/period (000s)	$136,020		$325,544		$397,181		$161,140	$179,793	$270,353
Ratio of gross expenses to average net assets	0.72	% (6)	0.70%		0.69%		0.72%	0.70%	0.69%
Ratio of net expenses to average net assets	0.65	% (6)	0.64	% (4)	0.64	% (4)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.56	% (6)	0.11%		0.26%		1.32%	1.33%	1.09%
Portfolio Turnover Rate	127	% (3,5)	317	% (3)	433%		431%	197%	133	% (3)

(1)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any, and exclude the effect of applicable sales loads. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	The portfolio turnover rate excludes dollar roll transactions for the six months ended June 30, 2022 and for the years ended December 31, 2021 and December 31, 2017. If these were included in the calculation the turnover percentage would be 136%, 320% and 160%. The fund had no dollar rolls for years ended December 31, 2018, December 31, 2019 or December 31, 2020.

(4)	During the years ended December 31, 2021 and December 31, 2020, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.65%.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022

1.	ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”). The Trust is organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011 and is offered at net asset value (“NAV”) without a sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$116,797,550	$—	$116,797,550
U.S. Treasury Notes	—	14,190,524	—	14,190,524
Short-Term Investments	—	8,074,046	—	8,074,046
Total	$—	$139,062,120	$—	$139,062,120

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986 as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2019 to December 31, 2021 or expected to be taken in the Fund’s December 31, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio (Nebraska in prior years), and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, the cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $351,906,221 and $520,405,676, respectively, of which $27,183,500 in purchases and $26,434,832 in sales were from mortgage dollar roll transactions.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the six months ended June 30, 2022, the Fund incurred $597,076 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2023, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) will not exceed 0.65% per annum of the Fund’s average daily net assets. During the six months ended June 30, 2022, the Advisor waived fees of $88,610.

If the Advisor waives any fee or reimburses any expense pursuant to the expense limitation agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of December 31, 2021, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2022	$118,507
December 31, 2023	$133,788
December 31, 2024	$164,660

Effective September 30, 2020, the Advisor agreed to voluntarily waive a portion of the advisory fee to support an annualized yield. The Advisor can amend or terminate this voluntary waiver at any time. For the six months ended June 30, 2022, the Advisor voluntarily waived $0 of advisory fees. The voluntary waiver is not subject to recapture by the Advisor.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “12b-1 Plan” or “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the six months ended June 30, 2022, pursuant to the Plan, the Advisor received $132,684 of fees.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2022, the Fund did not assess any redemption fees.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATON – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at June 30, 2022, were as follows:

			Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$141,957,392	$70,914	$(2,966,186)	$(2,895,272)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid during the years ended December 31, 2021 and December 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2021	December 31, 2020
Ordinary Income	$1,076,100	$1,820,765
	$1,076,100	$1,820,765

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed		Capital Loss	Other		Total
Ordinary	Long-Term	Post	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	October Loss	Forwards	Differences	Appreciation	Deficit
$—	$—	$(101,243)	$(19,138,710)	$(3,800)	$1,408,275	$(17,835,478)

The difference between book basis and tax basis undistributed net investment income/(loss) and other book/tax adjustments is primarily attributable to the tax deferral of losses on wash sales and adjustments for accrued dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $101,243.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

At December 31, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$2,511,522	$16,627,188	$19,138,710

Permanent book and tax differences, primarily attributable to book tax treatment of distributions and non-deductible expenses, resulted in reclassification as of December 31, 2021 as follows:

Paid In	Accumulated
Capital	Earnings (Deficit)
$(93,079)	$93,079

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, Crest Forest Realty Corporation held 41.98% of the voting securities of the Fund.

9.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund
EXPENSE EXAMPLES
June 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/22	6/30/22	1/1/22 – 6/30/22
TransWestern	0.65%	$1,000.00	$958.70	$3.16

	Annualized	Beginning	Ending	Expenses Paid
Hypothetical	Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/22	6/30/22	1/1/22 – 6/30/22
TransWestern	0.65%	$1,000.00	$1,021.57	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

TransWestern Institutional Short Duration Government Bond Fund
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
June 30, 2022

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 237
Denver, CO 80209

SUB-ADVISOR
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TransWestern-SAR-22

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/02/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/02/2022

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 9/02/2022